PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Roll-forward of the Company's preferred stock
The following table presents a roll-forward of the Company's preferred stock for the periods presented (in millions, except shares, which are in thousands):

	Shares	Par	Additional Paid in Capital	Total
Balance at December 31, 2019	—	$—	$—	$—
Preferred stock issued	164	0.2	161.6	161.8
Dividends declared and paid in kind	3	—	3.3	3.3
Balance at December 31, 2020	167	$0.2	$164.9	$165.1